INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of significant components of deferred tax assets

	As of December 31,
	2 0 2 3	2 0 2 2

Deferred tax assets:
Net operating loss carryforwards	412	1,080
Tax credits carryforward	2,872	1,610
Reserve and allowances	9,853	10,058
Operating lease liabilities	2,494	3,178
Research and development	14,842	10,176
Gross tax assets	30,473	26,102
Valuation Allowance	(2,790)	(2,098)
Total tax assets	27,683	24,004

Deferred tax liabilities:
Intangible assets acquired in business combination	(11,346)	(12,539)
Operating lease right-of-use assets	(1,936)	(2,631)
Reserve and allowances	(1,392)	(927)
Total deferred tax liabilities	(14,674)	(16,097)

Net deferred tax assets	13,009	7,907

Schedule of components of total net deferred tax assets (liabilities)
	Year ended December 31,
	2 0 2 3	2 0 2 2

Deferred tax assets	23,583	20,097
Deferred tax liabilities	(10,574)	(12,190)
	13,009	7,907

Schedule of presentation in balance sheets for deferred taxes
	Year ended December 31,
	2 0 2 3	2 0 2 2

Domestic	7,855	8,683
Foreign	5,154	(776)
	13,009	7,907

Schedule of israel and international components of income before taxes
	Year ended December 31,
	2 0 2 3	2 0 2 2	2 0 2 1

Domestic	117,936	121,076	76,400
Foreign (mainly US)	36,763	37,333	32,853
	154,699	158,409	109,253

Schedule of israel and international components of income taxes

	Year ended December 31,
	2 0 2 3	2 0 2 2	2 0 2 1

Domestic	17,363	15,868	12,297
Foreign (mainly US)	1,026	2,328	3,855
	18,389	18,196	16,152

Current	24,845	32,323	19,311
Deferred	(6,456)	(14,127)	(3,159)
	18,389	18,196	16,152

Schedule of reconciliation of theoretical and actual tax expense

	Year ended December 31,
	2 0 2 3	2 0 2 2	2 0 2 1

Income before taxes on income	154,699	158,409	109,253
Statutory tax expenses	18,564	19,009	13,110
Effect of non-benefited income New Technological or Preferred Enterprises statuses in Israel	657	335	88
Permanent differences, including difference between the basis of measurement of income reported for tax purposes and the basis of measurement of income for financial reporting purposes, net	(384)	(1,131)	(448)
Change in tax reserve for uncertain tax positions	(625)	(51)	(713)
Effect of foreign operations taxed at various rates	4,070	3,477	3,249
Foreign Derived Intangible Income benefit	(2,497)	(2,483)	(1,785)
Tax credits	(1,801)	(1,640)	(1,592)
Trapped Profits agreement net effect	-	-	3,716
Adjustments for previous year’s tax	(651)	(172)	(113)
Change in valuation allowance	871	692	601
Other	185	160	39
	(175)	(813)	3,042
Actual tax expenses	18,389	18,196	16,152

Schedule of uncertain tax positions
	As of December 31,
	2 0 2 3	2 0 2 2

Balance at the beginning of the year	9,276	8,674
Decrease related to prior year tax positions	(2,884)	(1,202)
Increase related to current year tax positions	3,030	1,804
Balance at the end of the year*	9,422	9,276